Note 5 - Stock Options and Warrants (Details 1) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Warrants Outstanding
Outstanding, beginning	1,113	1,246	1,246
Forfeited		(133)	0
Exercised		0	0
Outstanding, ending		1,113	1,246
Exercisable as of March 31, 2019	1,813,053	1,813,053	0
Weighted Average Exercise Price
Outstanding, beginning	$ 1,320.00	$ 1,320.00	$ 1,320.00
Granted		0.00	0.00
Forfeited		1,020.00	0.00
Exercised		0.00	0.00
Outstanding, ending		1,320.00	1,320.00
Exercisable as of March 31, 2019	$ 2.00	$ 2.00	$ 0.00
WarrantMember
Warrants Outstanding
Outstanding, beginning	1,813,053
Granted	0
Forfeited	0
Exercised	0
Outstanding, ending	1,813,053	1,813,053
Weighted Average Exercise Price
Outstanding, beginning	$ 2.00
Granted	0.00
Forfeited	0.00
Exercised	0.00
Outstanding, ending	$ 2.00	$ 2.00